Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,046,000
Previously Paid Amount	0.00
Total Fee Amount	144.45
Total Offset Amount	0.00
Net Fee	144.45
Narrative - Max Aggregate Offering Price	$ 1,046,000
Final Prospectus	true